Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Underwriting Agreement

The underwriters had a 45-day option from the date of the Initial Public Offering to purchase up to an additional 3,750,000 Units to cover over-allotments, if any. On May 6, 2024, simultaneously with the closing of the Initial Public Offering, the underwriters elected to fully exercise the over-allotment option to purchase the additional 3,750,000 Units at a price of $9.80 per Unit, after giving effect to the upfront discount of 2%.

The underwriters were entitled to an upfront discount of 2.0% of the per Unit offering price, or $5,750,000 in the aggregate (including Units purchased in connection with the exercise of the over-allotment option). In addition, the underwriters agreed to reimburse the Company for certain expenses in connection with the Initial

Public Offering. On May 6, 2024, the Company received a reimbursement from the underwriters of $1,808,750 at the Initial Public Offering. An additional fee of 3.5% of the gross offering proceeds, or $10,062,500 in the aggregate, is payable to the underwriters from the amount held in the Trust Account, only upon the Company’s completion of its initial Business Combination (the “Deferred Discount”). The Deferred Discount will become payable to the underwriters from the amount held in the Trust Account solely in the event the Company completes its initial Business Combination.

On June 4, 2025, the Company entered into an advisory agreement (the “Advisory Agreement”) with Citigroup Global Markets Inc. (the “advisor”) to provide capital market advisory services in connection with the completion of a Business Combination with an identified target. If a Business Combination is consummated with the identified target, the advisor will be entitled to a cash fee of $7,000,000 (the “fee”), payable at the closing of the Business Combination. At the discretion of the Company and PlusAI, the Company and PlusAI in their sole discretion may pay up to an additional $3,000,000 fee in connection with the advisor’s performance. The advisor is also entitled to reimbursement of reasonable incurred expenses that shall not exceed $500,000 without the Company’s prior written consent. If the fee in connection with the Advisory Agreement is paid, the advisor waives its right to its portion of the deferred underwriting fee pursuant to that certain Underwriting Agreement, dated May 1, 2024. As the fee is contingent on the closing of a Business Combination that is not considered probable as of June 30, 2025, no expense has been recorded.

Legal and Due Diligence Fees

On April 22, 2025, the Company entered into an agreement for legal services. All fees related to the agreement are contingent upon the completion of a Business Combination. Upon the completion of the Business Combination, in addition to payment of incurred fees, the Company will pay a premium ranging from 50% to 100% of the fees incurred, with the percentage paid to be determined at the discretion of the Company. As of June 30, 2025, the Company has incurred $2,450,000 of fees in connection with the agreement. These fees are not reflected in the financial statements and will be recorded when the Business Combination is considered probable.

On May 2, 2025, the Company entered into an agreement for due diligence services. The total fee related to the due diligence services was $1,050,000, of which $900,000 was paid and included in the condensed consolidated statements of operations. The remaining $150,000 is subject to customer satisfaction and due upon the consummation of a Business Combination. The remaining amount is not reflected in the financial statements.

Merger Agreement

On June 5, 2025, the Company entered into the Merger Agreement by and among the Company, Merger Sub I, Merger Sub II and PlusAI. Pursuant to the Merger Agreement, and on the terms and subject to the satisfaction or waiver of the conditions set forth therein, the parties thereto intend to effect a Business Combination transaction by which Merger Sub I will merge with and into the PlusAI, with PlusAI continuing as the surviving corporation and a wholly-owned subsidiary of the Company (“First Merger”), and immediately following the First Merger, the surviving corporation of the First Merger will merge with and into Merger Sub II, with Merger Sub II continuing as the surviving entity.

Note 6 — Commitments and Contingencies

Underwriters’ Agreement

The underwriters had a 45-day option from the date of the Initial Public Offering to purchase up to an additional 3,750,000 Units to cover over-allotments, if any. On May 6, 2024, simultaneously with the closing of the Initial Public Offering, the underwriters elected to fully exercise the over-allotment option to purchase the additional 3,750,000 Units at a price of $9.80 per Unit, after giving effect to the upfront discount of 2%.

The underwriters were entitled to an upfront discount of 2.0% of the per Unit offering price, or $5,750,000 in the aggregate (including Units purchased in connection with the exercise of the over-allotment option). In addition, the underwriters agreed to reimburse the Company for certain expenses in connection with the Initial Public Offering. On May 6, 2024, the Company received a reimbursement from the underwriters of $1,808,750 at the Initial Public Offering. An additional fee of 3.5% of the gross offering proceeds, or $10,062,500 in the aggregate, of the gross offering proceeds is payable to the underwriters from the amount held in the Trust Account, only upon the Company’s completion of its Initial Business Combination (the “Deferred Discount”). The Deferred Discount will become payable to the underwriters from the amount held in the Trust Account solely in the event the Company completes its Initial Business Combination.